29. Revenue (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Net revenue
Passenger transportation	R$ 13,461,470	R$ 11,148,292	R$ 10,027,414
Cargo transportation	411,054	400,959	354,561
Mileage program	446,871	446,448	554,380
Other revenue	113,253	95,681	109,045
Gross revenue	14,432,648	12,091,380	11,045,400
Related tax	(567,944)	(680,026)	(716,366)
Net revenue	R$ 13,864,704	R$ 11,411,354	R$ 10,329,034